Consolidated statement of financial position ₨ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Non-current assets
Property, plant and equipment	$ 3,712	₨ 241,694	₨ 141,646
Intangible assets and goodwill.	34,177	2,225,263	1,609,103
Prepayments and other assets	173	11,238	4,935
Other financial assets	956	62,259	54,491
Term deposits	95	6,187	27,686
Other non financial assets	1,796	116,939	82,404
Deferred tax asset	1,577	102,649	35,874
Total non-current assets	42,486	2,766,229	1,956,139
Current assets
Inventories	356	23,175	14,222
Trade and other receivables	61,571	4,008,871	1,970,375
Prepayments and other assets	15,018	977,822	744,490
Income tax receivable	4,944	321,893	292,763
Other current financial assets	734	47,767	63,640
Term deposits	15,450	1,005,957	3,000,175
Cash and cash equivalents	37,860	2,465,073	1,532,629
Total current assets	135,933	8,850,558	7,618,294
Total assets	178,419	11,616,787	9,574,433
Equity
Share capital	10	638	633
Share premium	229,805	14,962,615	14,438,936
Treasury Shares	(462)	(30,084)	(54,371)
Other capital reserve	12,793	832,964	733,448
Accumulated deficit	(245,773)	(16,002,266)	(12,003,430)
Foreign currency translation reserve	172	11,215	22,271
Total equity attributable to equity holders of the Company	(3,455)	(224,918)	3,137,487
Total non controlling Interest	(6)	(361)	52,082
Total equity	(3,461)	(225,279)	3,189,569
Non-current liabilities
Borrowings	5,529	359,969	30,902
Deferred tax liability	683	44,460
Employee benefits	1,126	73,322	55,207
Deferred revenue	9,209	599,612	458,703
Other financial liabilities	1	84	4,979
Other non-financial liability	89	5,815	3,598
Total non-current liabilities	16,637	1,083,262	553,389
Current liabilities
Borrowings	7,554	491,860	13,974
Trade and other payables	77,555	5,049,630	3,148,544
Employee benefits	1,249	81,311	49,147
Deferred revenue	13,379	871,098	539,562
Income taxes payable	42	2,755	14,563
Other financial liabilities	46,325	3,016,203	1,450,623
Other current liabilities	19,139	1,245,947	615,062
Total current liabilities	165,243	10,758,804	5,831,475
Total liabilities	181,880	11,842,066	6,384,864
Total equity and liabilities	$ 178,419	₨ 11,616,787	₨ 9,574,433